Deposits (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Time Deposits, Fiscal Year Maturity [Abstract]
2014	$ 86,958,000,000
2015	13,308,000,000
2016	7,624,000,000
2017	2,661,000,000
2018	3,263,000,000
Thereafter	3,619,000,000
Total	117,433,000,000	90,100,000,000
Deposits (Textuals) [Abstract]
Time certificates of deposit and other time deposits issued by domestic and foreign offices	117,433,000,000	90,100,000,000
Amount of foreign deposits with a denomination of $100,000 or more	15,300,000,000	11,700,000,000
Demand deposit overdrafts as loan balances	554,000,000	806,000,000
Domestic [Member]
Contractual Maturities, Time Deposits, $100,000 or More [Abstract]
Three months or less	3,177,000,000
After three months through six months	2,003,000,000
After six months through twelve months	2,741,000,000
After twelve months	8,685,000,000
Total	16,606,000,000	23,700,000,000
Deposits (Textuals) [Abstract]
Amount of domestic time deposits with a denomination of $100,000 or more	$ 16,606,000,000	$ 23,700,000,000